Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 8,901	$ 4,941
Warranty claims	(6,906)	(1,863)
Warranty accruals	16,191	6,794
Change in estimate	(291)	(481)
Impact of foreign exchange changes	1,041	(490)
Balance, end of year	18,936	8,901
Less: Current portion	(10,749)	(4,505)
Long-term portion	8,187	$ 4,396
Product Warranty Liability [Line Items]
Warranty accrual related to field service campaign	11,224
Insurance recovery	8,865
Other receivables
Product Warranty Liability [Line Items]
Insurance recovery	3,521
Other long-term asset
Product Warranty Liability [Line Items]
Insurance recovery	$ 5,344